Provisions - Disclosure of Assumptions Used to Measure Retirement Benefits (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [table]
Social security contribution rate	42.01%	44.00%
Discount rate	0.98%	0.33%
Staff turnover	0.0586%	0.0586%
Duration	20 years	17 years
Management
Disclosure of defined benefit plans [table]
Retirement assumptions	66 years	66 years
Non-management
Disclosure of defined benefit plans [table]
Retirement assumptions	64 years	64 years
Executive
Disclosure of defined benefit plans [table]
Salary increase rate (including inflation)	3.00%	3.00%
Non-executive
Disclosure of defined benefit plans [table]
Salary increase rate (including inflation)	0.025%	0.025%